Convertible Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Convertible Preferred Stock Warrants Outstanding

Until September 19, 2013, the day prior to the date on which our shares began to trade publicly, all of the convertible preferred stock warrants remained outstanding as follows (in thousands, except share and per share amounts):

Class of Shares	Issuance Date(s)	Expiration Date(s)	No. of Shares	Exercise Price per Share	As of December 31, 2012

Series A-2	2005 and 2006	2015 and 2016	245,899	$0.61	$1,632
Series B	2006 through 2008	2016 through 2018	118,942	$1.32	925
Series D	June 2010	June 2020	100,000	$0.39	634
Series E	August 2011	August 2021	60,661	$1.36	338

Total					$3,529

Schedule of Assumptions Used to Determine Fair Value of Convertible Preferred Stock Warrants

The value of the underlying warrants were determined using appropriate valuation technique, using the following assumptions as of December 31, 2012 and September 19, 2013:

	As of December 31, 2012	As of September 19, 2013

Remaining contractual term (in years)	2.6 – 8.7	0.5
Risk-free interest rate	0.3% –1.5%	0.03%
Volatility	55% –64%	42.8%
Change of control probability	25% –50%	—
Control premium	40%	—
IPO threshold (in billions)	$0.6 – $1.8	—